Summary of Significant Accounting Policies - Summary of Changes in Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Beginning balance - Allowance for Doubtful Accounts	$ 4,540	$ 3,002	$ 2,150
Provision for doubtful accounts	2,437	2,797	3,053
Write-offs	(2,797)	(1,259)	(2,201)
Ending balance - Allowance for Doubtful Accounts	$ 4,180	$ 4,540	$ 3,002